MTB GROUP OF FUNDS
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7010
                                 May 1, 2006



EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549
     RE: MTB GROUP OF FUNDS (the "Registrant")
            MTB Large Cap Growth Fund II
            MTB Large Cap Value Fund II
            MTB Managed Allocation Fund- Aggressive Growth II
            MTB Managed Allocation Fund- Conservative Growth II
            MTB Managed Allocation Fund- Moderate Growth II
           1933 Act File No. 33-20673
           1940 Act File No. 811-5514
Dear Sir or Madam:


      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information] dated April 30, 2006, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 68 on April 27, 2006.

      If you have any questions regarding this certification, please contact me at (412) 288-8160.

                                                Very truly yours,



                                                /s/ C. Grant Anderson
                                                C. Grant Anderson
                                                Assistant Secretary